Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash at banks	$ 19,424,059	$ 10,497,570
Total	19,424,059	10,497,570
Time deposit [Member]
Cash and Cash Equivalents [Line Items]
Time deposit	18,437,333	8,398,404
Demand deposit [Member]
Cash and Cash Equivalents [Line Items]
Demand deposit	$ 986,726	$ 2,099,166